Intangible assets and goodwill - Intangible assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Intangible assets and goodwill
Balance at the beginning		$ 4,418,000
Total Additions Acquired Including Through Business Combinations		765,000
Balance at the end		$ 650,000	$ 4,418,000
Average useful economic life of intangible assets		4 years	4 years
Acquisitions through business combinations	$ 762,000
Cost
Intangible assets and goodwill
Balance at the beginning		$ 18,529,000	$ 18,441,000
Total Additions Acquired Including Through Business Combinations		765,000
Additions			95,000
Disposals through the sale		(2,000)	(2,000)
Effect of foreign exchange rates		14,000	(5,000)
Balance at the end		19,306,000	18,529,000
Amortization
Intangible assets and goodwill
Balance at the beginning		(14,111,000)	(9,965,000)
Impairment loss - reversal			2,000
Disposals through the sale		2,000
Effect of foreign exchange rates		(14,000)	4,000
Amortisation for the year		(4,533,000)	(4,152,000)
Balance at the end		(18,656,000)	(14,111,000)
Computer software [member]
Intangible assets and goodwill
Balance at the beginning		20,000
Balance at the end		20,000	20,000
Computer software [member] | Cost
Intangible assets and goodwill
Balance at the beginning		801,000	801,000
Total Additions Acquired Including Through Business Combinations		1,000
Additions			2,000
Effect of foreign exchange rates		2,000	(2,000)
Balance at the end		804,000	801,000
Computer software [member] | Amortization
Intangible assets and goodwill
Balance at the beginning		(781,000)	(778,000)
Effect of foreign exchange rates		2,000	1,000
Amortisation for the year		(5,000)	(4,000)
Balance at the end		(784,000)	(781,000)
Licences [member]
Intangible assets and goodwill
Balance at the beginning		4,398,000
Balance at the end		630,000	4,398,000
Licences [member] | Cost
Intangible assets and goodwill
Balance at the beginning		17,728,000	17,640,000
Total Additions Acquired Including Through Business Combinations		764,000
Additions			93,000
Disposals through the sale		(2,000)	(2,000)
Effect of foreign exchange rates		12,000	(3,000)
Balance at the end		18,502,000	17,728,000
Licences [member] | Amortization
Intangible assets and goodwill
Balance at the beginning		(13,330,000)	(9,187,000)
Impairment loss - reversal			2,000
Disposals through the sale		2,000
Effect of foreign exchange rates		(16,000)	3,000
Amortisation for the year		(4,528,000)	(4,148,000)
Balance at the end		$ (17,872,000)	$ (13,330,000)